Net Earnings per Common Share - Reconciliation of Components of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Reconciliation [Abstract]
Net earnings available to common shareholders	$ 2,256	$ 1,138	$ 4,177	$ 2,181	$ 5,403	$ 4,006	$ 2,057
Weighted average common shares outstanding	9,438,541	5,739,173	8,574,900	5,748,154	5,888,862	5,730,114	5,730,114
Dilutive effect of stock options	54,014	11,938	44,096	10,908	19,266	6,511	3,276
Dilutive effect of directors' shares	5,353		5,305
Dilutive effect of performance share awards	71,787	42,333	63,685	42,172	52,071	27,660	7,010
Diluted common shares	9,569,695	5,793,444	8,687,986	5,801,234	5,960,199	5,764,285	5,740,400
Basic earnings per common share	$ 0.24	$ 0.20	$ 0.49	$ 0.38	$ 0.92	$ 0.70	$ 0.36
Diluted earnings per common share	$ 0.24	$ 0.20	$ 0.48	$ 0.38	$ 0.91	$ 0.69	$ 0.36